Vessels and Other Fixed Assets, Net (Details) (USD $) In Thousands, unless otherwise specified	6 Months Ended		12 Months Ended	6 Months Ended		6 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Jun. 30, 2012 Star Ypsilon	Mar. 09, 2012 Star Ypsilon	Jun. 30, 2013 Star Sigma	Mar. 14, 2013 Star Sigma	Jan. 04, 2012 Star Sigma
Vessels [Line Items]
Delivery date				Mar. 09, 2012		Apr. 10, 2013
Metric tons of fuel oil					667			1,027
Contracted sale price					$ 9,126		$ 9,044
Vessel impairment loss	0		303,219
Address commission				3.00%		3.00%
Brokerage commission				2.00%		1.00%
Carrying value of vessel					11,152		8,354
Loss on sale of vessel	$ 81	$ 3,164		$ 3,164		$ 81